Derivative financial liability - current (Details) - GBP (£) £ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Derivative Financial Liability Current
Derivative financial liability - current at beginning	£ 553	£ 1,559	£ 664
Transfer to share premium on exercise of warrants		(70)	(499)
Gain recognised in finance income within the consolidated statement of comprehensive income	(398)	(936)	397	(484)
Derivative financial liability - current at ending	£ 155	£ 553	£ 1,559	£ 664